SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities:
Net income	$ 106	¥ 727	¥ 1,228	¥ 774
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	12	83	66	55
Investment (income) loss	147	1,009	(160)	(117)
Amortization of issuance cost of convertible senior notes	4	28	3
Changes in operating assets and liabilities:
Other current assets	(8)	(56)	(76)	(41)
Other assets	(5)	(32)	(54)	(5)
Accrued expenses and other current liabilities	20	140	278	225
Net cash provided by operating activities	444	3,049	2,453	2,066
Investing activities:
Purchase of long-term investments	(721)	(4,959)	(1,328)	(293)
Purchase of short-term investments			(96)
Net cash provided by (used in) investing activities	(923)	(6,345)	(6,235)	(176)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	2	14	9	12
Proceeds from short-term bank borrowings	135	928	137	282
Repayment of short-term bank borrowings	(19)	(128)	(295)	(333)
Proceeds from long-term bank borrowings	622	4,275	3,633
Repayment of long-term bank borrowings	(116)	(799)	(1,651)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option			2,925
Debt financing costs paid			(10)
Proceeds from ADS lending			0
Dividends paid			(306)	(276)
Net cash (used in) provided by financing activities	618	4,248	4,536	(266)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(3)	(24)	(34)	14
Net increase in cash and cash equivalents, and restricted cash	136	928	720	1,638
Cash, cash equivalents and restricted cash at the beginning of the year	575	3,956	3,236	1,598
Cash, cash equivalents and restricted cash at the end of the year	711	4,884	3,956	3,236
Parent Company
Operating activities:
Net income	104	716	1,228	782
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	12	83	66	55
Income in investment in subsidiaries	(143)	(980)	(1,354)	(767)
Investment (income) loss	7	46	(41)	(51)
Amortization of issuance cost of convertible senior notes	4	28	3
Changes in operating assets and liabilities:
Other current assets	1	8	(26)	1
Other assets	3	21	(33)
Accrued expenses and other current liabilities	3	18	26	(17)
Net cash provided by operating activities	(9)	(60)	(131)	3
Investing activities:
Investment in subsidiaries			(3,250)
Receipt of investment in subsidiaries	309	2,121		236
Purchase of long-term investments	(550)	(3,782)	(760)	(48)
Proceeds from sale of long-term investments			58	4
Purchase of short-term investments			(96)
Proceeds from sale of short-term investment				337
Net cash provided by (used in) investing activities	(241)	(1,661)	(4,048)	529
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	2	14	9	12
Proceeds of advances from subsidiaries	22	149	90	0
Proceeds from short-term bank borrowings			136	282
Repayment of short-term bank borrowings	(19)	(128)	(294)	(333)
Proceeds from long-term bank borrowings	350	2,409	3,633
Repayment of long-term bank borrowings	(114)	(786)	(1,651)
Proceeds from issuance of convertible senior notes, net of issuance cost and capped call option			2,925
Debt financing costs paid			(10)
Proceeds from ADS lending			0
Dividends paid			(306)	(276)
Net cash (used in) provided by financing activities	241	1,658	4,532	(315)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	29	201	(170)	36
Net increase in cash and cash equivalents, and restricted cash	20	138	183	253
Cash, cash equivalents and restricted cash at the beginning of the year	81	557	374	121
Cash, cash equivalents and restricted cash at the end of the year	$ 101	¥ 695	¥ 557	¥ 374